Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 4,666
Addition	186	52	755
Deconsolidation	(6)
Impairment charges (Note 9)	(1,259)	(2,752)	(702)
Balance at end of year	4,383	4,666
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	4,666	8,644	7,103
Addition	1,498	14	5,848
Amortization and usage	(264)	(706)	(3,671)
Exchange difference	(258)	(216)	218
Impairment charges (Note 9)	(1,259)	(3,070)	(702)
Balance at end of year	4,383	4,666	8,644
Prepaid Licensing and Royalty Fees | Retained Investment in Subsidiary | Infocomm Asia Holdings Pte Ltd
Prepaid Expenses [Line Items]
Deconsolidation			$ (152)